Prospectus Supplement

John Hancock Variable Insurance Trust

Small Cap Stock Trust (the fund)

Supplement dated January 12, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

As of January 12, 2022 (the Effective Date), Ranjit Ramchandran, CFA, is added as a portfolio manager of the fund. Also, as of the Effective Date, Mario E. Abularach, CFA, and Stephen Mortimer no longer serve as portfolio managers of the fund. Accordingly, all references to Mr. Abularach and Mr. Mortimer are removed from the Prospectus as of the Effective Date. In addition, Steven C. Angeli, CFA, will be removed as one of the portfolio managers of the fund, within the table of portfolio managers specific to the fund, on or about March 1, 2023.

As of the Effective Date, Steven C. Angeli, CFA, Ranjit Ramchandran, CFA, and John V. Schneider, CFA, are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

As of the Effective Date, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the Prospectus for the fund under the heading “Portfolio management”:

Steven C. Angeli, CFA[1] Senior Managing Director and Equity Portfolio Manager Managed fund since 2003	Ranjit Ramchandran, CFA Managing Director and Equity Portfolio Manager Managed fund since 2022	John V. Schneider, CFA Managing Director and Equity Research Analyst Managed fund since 2018

1 Effective on or about March 1, 2023, Steven C. Angeli, CFA, will no longer serve on the fund’s investment management team and, accordingly, all references to Mr. Angeli will be removed from the Prospectus on or about that date.

As of the Effective Date, information in the “Subadvisors and Portfolio Managers” section of the Prospectus under the heading “Wellington Management Company LLP” (“Wellington Management”) is amended to include Ranjit Ramchandran, CFA, as a portfolio manager of the fund and to remove Mario E. Abularach, CFA and Stephen Mortimer as portfolio managers of the fund, within the table of portfolio managers specific to the fund, as well as to include the below in the bulleted list of the portfolio managers below the table as of the Effective Date:

•	Ranjit Ramchandran, CFA. Managing Director and Equity Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2014.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Small Cap Stock Trust (the fund)

Supplement dated January 12, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

As of January 12, 2022 (the Effective Date), Mario E. Abularach, CFA, and Stephen Mortimer no longer serve as portfolio managers of the fund and, accordingly, all references to Mr. Abularach and Mr. Mortimer are removed from the SAI. In addition, as of the Effective Date, the disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to “Wellington Management Company LLP (“Wellington Management”)” as the subadvisor of the fund, as it specifically relates to the fund’s portfolio managers, is amended and supplemented as follows to add the portfolio manager information for Ranjit Ramchandran, CFA. Furthermore, on or about March 1, 2023, Steven C. Angeli, CFA, will no longer serve as one of the portfolio managers of the fund and, accordingly, all references to Mr. Angeli will be removed from the SAI on or about that date:

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table shows the portfolio managers at Wellington Management who are jointly and primarily responsible for the day-to-day management of the fund’s portfolio as of the Effective Date.

Fund	Portfolio Manager(s)
Small Cap Stock Trust	Steven C. Angeli, CFA[1], Ranjit Ramchandran, CFA, and John V. Schneider, CFA

1 Effective on or about March 1, 2023, Steven C. Angeli, CFA, will no longer serve on the fund’s investment management team.

The following table reflects information regarding other accounts for which the portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is the portfolio manager’s investment in the fund and similarly managed accounts.

The following table reflects information as of November 30, 2021:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	($)	Accounts	($)	Accounts	($)
Ranjit Ramchandran	3	1,586,927,579	8	42,939,553	2	9,329,921

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of	Assets	Number of	Assets	Number of	Assets
Portfolio Manager	Accounts	($)	Accounts	($)	Accounts	($)
Ranjit Ramchandran	0	0	1	5,009,598	1	7,347,710

Ownership of fund shares. Mr. Ramchandran did not beneficially own any shares of the fund or beneficially own shares of similarly managed accounts as of November 30, 2021.

You should read this supplement in conjunction with the SAI and retain it for your future reference.